Income Taxes (Details 2)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
INCOME TAXES
Statutory U.S. federal tax rate	21.00%	21.00%
Change in valuation allowance	(20.70%)	(4.20%)
Net operating loss carryforward expiration	(5.90%)	13.40%
State income taxes	3.00%	(1.50%)
Expired stock-based compensation	1.10%	1.00%
Forgiveness of PPP loan	1.60%	(29.90%)
Other permanent non-deductible items	(0.10%)	0.20%
Effective income tax rate	0.00%	0.00%